MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Traditional Asset Management Business) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 fund
Logan Circle [Member]
Schedule of Management Agreements [Line Items]
Assets under management	$ 32,300,000
Logan Circle [Member] | Weighted Average [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	0.16%
Fixed Income Funds [Member] | Investments Made in Current Year [Member]
Schedule of Management Agreements [Line Items]
Number of new funds under management	2
Net asset value	$ 110,500